Income Tax	12 Months Ended
Dec. 31, 2018
Income tax [abstract]
Income tax
13	Income tax

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
- Current income tax	1,828,868	1,714,955	1,471,671
- Deferred taxation	(32,046)	(16,216)	232

Income tax expense	1,796,822	1,698,739	1,471,903

A reconciliation of the expected income tax calculated at the applicable tax rate and total profit, with the actual income tax is as follows:

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Profit before income tax	7,778,295	7,852,898	6,808,121

Expected PRC income tax at the statutory tax rate of 25%	1,944,574	1,963,225	1,702,032
Tax effect of share of profit of investments accounted for using the equity method	(225,813)	(307,547)	(218,024)
Tax effect of other non-taxable income	(16,610)	(8,733)	(17,270)
Tax effect of non-deductible loss, expenses and costs	23,578	7,268	20,123
True up for final settlement of enterprise income taxes in respect of previous years	32,457	(15,121)	12,678
Tax losses for which no deferred income tax asset was recognized	25,219	60,832	10,017
Utilization of previously unrecognized tax losses	(58)	(1,185)	(37,653)
Temporary differences for which no deferred income tax asset was recognized in current year	13,511	—	—
Utilisation of previously unrecognized temporary differences	(36)	—	—

Actual income tax	1,796,822	1,698,739	1,471,903

The provision for PRC income tax is calculated at the rate of 25% (2017 and 2016: 25%) on the estimated taxable income of the year ended 31 December 2018 determined in accordance with relevant income tax rules and regulations. The Group did not carry out business overseas and therefore does not incur overseas income taxes.

(i)	The analysis of deferred tax assets and deferred tax liabilities is as follows:

	2017	2018
	RMB’000	RMB’000
Deferred tax assets:
– Deferred tax asset to be recovered after more than 12 months	87,341	72,875
– Deferred tax asset to be recovered within 12 months	37,053	50,049

	124,394	122,924

Deferred tax liabilities:
– Deferred tax liabilities to be recovered after more than 12 months	(3,574)	(2,611)
– Deferred tax liabilities to be recovered within 12 months	(1,513)	(1,238)

	(5,087)	(3,849)

Deferred tax assets - net	119,307	119,075

(ii)	Movements in deferred tax assets and liabilities are as follows:

	Balance as at 1 January 2017	Recognized in income statement	Balance as at 31 December 2017
	RMB’000	RMB’000	RMB’000
Deferred tax assets
Impairment for bad and doubtful debts and provision for inventories	20,873	3,634	24,507
Provision for impairment losses in fixed assets	173,776	29,212	202,988
Difference in depreciation	(99,076)	(16,419)	(115,495)
Share-based payments	10,176	(6,360)	3,816
Others	3,942	4,636	8,578

	109,691	14,703	124,394

Deferred tax liabilities
Capitalization of borrowing costs and others	(6,600)	1,513	(5,087)

Deferred tax assets - net	103,091	16,216	119,307

	Balance as at 1 January 2018	Recognized in income statement	Balance as at 31 December 2018
	RMB’000	RMB’000	RMB’000
Deferred tax assets
Impairment for bad and doubtful debts and provision for inventories	24,507	15,099	39,606
Provision for impairment losses in fixed assets and construction in progress	202,988	16,622	219,610
Difference in depreciation	(115,495)	(30,214)	(145,709)
Share-based payments	3,816	(3,816)	—
Others	8,578	839	9,417

	124,394	(1,470)	122,924

Deferred tax liabilities
Capitalization of borrowing costs and others	(5,087)	1,238	(3,849)

Deferred tax assets - net	119,307	(232)	119,075

The Group recognizes deferred tax assets only to the extent that it is probable that future taxable income will be available against which the assets can be utilized. Based on the level of historical taxable income and projections for future taxable income over the periods which the deferred tax assets will be utilized, management believes that it is probable the Group will realize the benefits of these temporary differences for which deferred tax assets have been recognized.

(iii)	Deferred tax assets not recognized

As at 31 December 2018, certain subsidiaries of the Company did not recognize the deferred tax assets in respect of the impairment losses on property, plant and equipment amounting to RMB 29,969 thousands (31 December 2017: RMB 486,592 thousands), because it was not probable that the related tax benefit would be realized.

As at 31 December 2018, certain subsidiaries of the Company did not recognize the deferred tax assets in respect of unused tax losses of RMB 89,713 thousands (31 December 2017: RMB 607,753 thousands) carried forward for PRC income tax purpose because it was not probable that the related tax benefit would be realized.

Tax losses carried forward that are not recognized as deferred tax assets will expire in the following years:

	2017	2018
	RMB’000	RMB’000
2018	63,733	—
2019	70,723	6,132
2020	140,591	17,945
2021	89,376	12,880
2022	243,330	12,687
2023	—	40,069

	607,753	89,713